Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases is as follows:
As of December 31, 2025
Right-of-use assets	$247,573

Operating lease liabilities – current	$126,319
Operating lease liabilities – non-current	81,452
Total operating lease liabilities	$207,771

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.83
Weighted average discount rate	3.61%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of December 31, 2025:

Twelve months ending December 31,
2026	$131,580
2027	82,801
2028	-
2029	-
2030	-
Total future minimum lease payments	214,381
Less: Imputed interest	(6,610)
Present value of lease liabilities	$207,771